Risk and capital management	12 Months Ended
Dec. 31, 2024
Risk and capital management
Risk and capital management

Note 29. Risk and capital management

SEK has a risk framework that is well-integrated in SEK’s organization and decision-making structure. The risk framework ensures that SEK can continuously identify, measure, govern, report and exercise control over the material risks that SEK is or can be exposed to.

Risk development 2024

In 2024, the global macroeconomy was shaped by growing geopolitical tensions and market shifts. In the United States, the new administration signaled a renewed protectionist agenda with increased tariffs, further straining global trade systems. Meanwhile, the Federal Reserve maintained high interest rates to combat persistent inflation. China faced structural imbalances with overproduction in strategic industries, particularly electric vehicles, and weak domestic demand, intensifying its dependence on exports. Trade conflicts escalated with tariffs from the EU and the US, which were met with Chinese restrictions on rare earth metal exports. China’s transition to a “moderately loose” monetary policy, the first in 14 years, marked a shift in focus toward growth stimulus. Despite unrest in the Middle East and attacks on Red Sea transport routes, crude oil prices remained stable within a narrow range. Stock markets showed continued strength with rising indices for the second consecutive year and narrowing credit spreads, despite increasing geopolitical and trade-related risks. Overall, the year reflected an elevated risk environment with structural challenges, protectionism, and divergent policies, suggesting potential future instability in financial markets.

In 2024, SEK recorded net credit losses of Skr 93 million which was a significant reduction from 2023 (2023: Skr 585 million) mainly due to a decrease of non – performing loans.

At the end of the year, the total capital ratio was 22.2 percent (2023: 21.3 percent), of which the Tier 1 capital ratio and the Common Equity Tier 1 ratio amounted to 22.2 percent (2023: 21.3 percent). The increase in the capital ratio primarily pertained to a recalibration of PD-estimates and an increase in retained earnings.

The leverage ratio amounted to 9.6 percent (2023: 9.3 percent) at year-end. The year-on-year increase in the leverage ratio was attributable to larger Tier 1 Capital, which was partly offset by a moderate increase in total exposure.

SEK’s largest financial risks are credit risk in the amount of Skr 7.2 billion (2023: Skr 7.4 billion), market risk in the amount of Skr 1.0 billion (2023: Skr 1.1 billion) and operational risk in the amount of Skr 0.4 billion (2023: Skr 0.4 billion), in line with internally assessed capital requirements.

The Swedish National Debt Office has updated the resolution plan and the minimum requirement for own funds and eligible liabilities (MREL) for SEK. SEK has been assessed as being able to be wound up through normal insolvency proceedings without such a process leading to significant negative effects on financial stability. Accordingly, the MREL requirement has been limited to the total of SEK’s Pillar 1 and Pillar 2 requirements.

During 2024, SEK’s liquidity situation has been stable with good capacity for managing short - and long - term liquidity risk. The liquidity coverage ratio (LCR) was 583 percent (2023: 494 percent) at year-end. The net stable funding ratio (NSFR) amounted to 129 percent (2023: 131 percent) at year-end.

Within the scope of operational risks, particularly ICT and information security, the cybersecurity threats continue to be assessed as high. The cybersecurity threats are assessed to be driven by the shifting geopolitical landscape, including Sweden’s NATO membership and support for Ukraine, the conflict in the Middle East, and the threat from state-sponsored actors. To meet these challenges, SEK has strengthened its resilience under the EU’s Digital Operational Resilience Act (DORA) through improved security processes and incident management, continuous system testing and strengthened third-party management. Despite attempted attacks, no significant security incidents were reported during the year. SEK has conducted regular vulnerability scans and has implemented business intelligence processes to protect the operations and ensure its resilience in a changing global environment.

Capital target

SEK’s capital target, which is one of the principal control instruments, is established by the owner at a general meeting of shareholders. The capital target is designed to ensure that SEK has sufficient capital to support its strategy and that regulatory requirements are met, even in the event of deep economic declines. In addition, SEK’s own funds must also cover the volatility that may be expected under normal conditions. The capital target for SEK’s total capital ratio shall amount to between two (2) and four (4) percentage points over the requirement communicated by the Swedish FSA. Moreover, SEK’s Common Equity Tier 1 ratio shall be in total at least four (4) percentage points above the requirement communicated by the Swedish FSA.

As part of the most recent review and evaluation process, as of September 29, 2021, the Swedish FSA informed SEK that in addition to the capital requirement pursuant to Regulation (EU) No. 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.5 percent of the total risk exposure amount and 0.15 percent of the total exposure measure for the leverage ratio. The risk-based Pillar 2 guidance and the leverage ratio guidance can both only be met with Common Equity Tier 1 capital. Pillar 2 guidance is not a binding requirement.

On December 31, 2024, SEK’s total capital ratio requirements, including Pillar 2 guidance, and CET1 ratio requirements, including Pillar 2 guidance, amounted to 17.3 percent and 12.2 percent, respectively (year-end 2023: 17.2 percent and 12.1 percent respectively). The requirements, including Pillar 2 guidance, should be compared to a total capital ratio and CET1 ratio that amounted to 22.2 percent on December 31, 2024 (year-end 2023: 21.3 percent).

Risk framework

SEK’s risk management is governed by its risk framework which ensures that the Company can continuously identify, measure, manage, report and have control over the significant risks to which SEK is or may become exposed. The risk framework is described in the risk policy, which is adopted each year by the Board. A summary of the risk framework is set out below.

Risk culture

SEK’s risk culture comprises professional values, attitudes and behavior that are significant for how the business manages its risks. An essential aspect of a sound risk culture is the tone from the top. Through the Code of Conduct, the Board has communicated SEK’s guiding principles for ethical behavior in daily activities and in interactions with external parties. The Board has also established guidelines for how remuneration is to be set, applied and followed up on, and how SEK defines which employees could impact the company’s risk level. In the risk policy, the Board clarifies its expectations of a sound risk culture that is built on knowledge, safety, ownership and transparency and where everyone has responsibility for efficient risk management. Executive management is responsible for implementing the Boards’ expectations in the company.

Risk taxonomy

SEK maintains a holistic approach to the risks that the Company is or could become exposed to and all material risks are documented in the risk taxonomy. The risk taxonomy is updated at least annually and on a continual basis as new risks are identified.

Risk appetite and risk strategy

SEK’s risk capacity constitutes the outer boundary for SEK’s strategy and risk appetite and is expressed in the form of the capital target. All business activities are kept within the Board’s established risk appetite and limits and are conducted in adherence with SEK’s risk strategy. The risk strategy and risk appetite encompass all of SEK’s material risks in accordance with the risk taxonomy. The risk appetite by risk class is described in detail in the table “Detailed risk statement”.

Risk management process

The Company’s risk management process encompasses: identification, measurement, management, reporting and control of those risks to which SEK is or can become exposed. SEK’s risk management process consists of the following key elements:

Identification — At any given time, SEK must be aware of the risks to which it is or can be exposed. Risks are identified, in new transactions, in external changes in SEK’s operating environment or internally in, for example, products, processes, systems and through regular risk analyses. Risks are identified in daily operations as well as in formal and recurring processes such as risk and control self-assessments, the incident management process, the New Product Approval Process (NPAP) and the procurement process. The NPAP shall ensure that an adequate risk and impact analysis is carried out, that risks identified in this analysis are adequately managed and that an adequate risk measurement is achieved before the introduction of new or significantly changed products, services, markets, processes and IT-systems in SEK’s operations. The same requirements apply in the event of major changes to SEK’s operations and organization due to, for example, new or amended regulations. All identified risks are mapped against the risk taxonomy.

Measurement — Risks are measured quantitatively or assessed qualitatively as frequently as necessary. The measurement methods include forward-looking and backward-looking analyses. Where relevant, the analyses are complemented by expert assessments. Moreover, material risks are subject to regular stress tests using various scenarios.

Governance — SEK actively utilizes risk-reduction capabilities and control the development of risks over time to ensure that the business activities are kept within the established risk appetite and established limits. In addition, SEK also plans to ensure the continuity of business-critical processes and systems in the event of a crisis. Exercises and training regarding the management of situations in a crisis and/or that require crisis and/or continuity planning are performed continuously.

Control — SEK continuously monitors adherence to capital targets, risk appetite limits and all other applicable limits to ensure that risk exposures are kept at an acceptable level. In addition, the control functions regularly test the effectiveness of internal controls in terms of their design and operational effectiveness. The test outcomes and follow-ups of any action plans are reported to the Board’s Audit Committee (AC).

Reporting — SEK’s independent control functions provide regular reports, at least quarterly, to the Board, the Finance and Risk Committee (FRC) and the CEO on the development of the Company’s significant risks. The risk reports are designed to provide an accurate and comprehensive understanding of SEK’s risk position.

Internal rules

From SEK’s risk policy follows other policies and instructions that cover all material risks as well as stress and crisis management, including contingency planning for such occurrences.

Organization and responsibility

SEK’s risk management is based on the principle of three lines of defense in the form of clear-cut separation of responsibilities between the business and support functions that own the risks, the control functions that independently identify and monitor the risks, and an internal audit function, which reviews, inter alia, the efficiency and integrity of risk management; see the illustration on the next page. For detailed information on responsibility and organization, refer to the Corporate Governance Report which is available on the Company’s website (and does not form part of this annual report).

Framework for internal control

For information on SEK’s framework for internal control, refer to the Corporate Governance Report which is available on the Company’s website (and does not form part of this annual report).

Internal capital and liquidity assessment processes

The internal capital adequacy assessment process is an integral part of SEK’s strategic planning. The purposes of the internal capital adequacy assessment process are to ensure that SEK has sufficient capital to meet both regulatory and internal requirements under both normal and stressed financial conditions and to support SEK’s credit rating. The capital kept by SEK must be sufficient in relation to the risks that SEK has, or may become, exposed to. The internal capital adequacy assessment is based on SEK’s internal assessments of the risks and their development, as well as assessments of risk measurement models, risk governance and risk management. It is integrated into business planning and forms the foundation for SEK’s strategy for maintaining an adequate level of capital. Capital adequacy assessments are conducted at least for the forthcoming three-year period.

To arrive at an adequate capitalization level that also applies under stressed financial conditions, an analysis is conducted of how the capitalization is affected by stress in global financial markets, as well as of other factors that impact SEK’s business model and net risk exposure.

When SEK performs the internal capital adequacy assessment, it applies methods other than those used for the Swedish FSA’s capital requirement. The assessment is based on SEK’s internal calculation of economic capital, which captures all of the specific risks to which SEK’s operations are exposed, even risks over and above those included in the Swedish FSA’s capital requirement.

In addition to the internal capital adequacy assessment, SEK also estimates the total capital requirement as set for SEK by the Swedish FSA in its review and evaluation process. The capital requirement from the Swedish FSA is a minimum requirement for SEK’s own funds. Refer also to the information about Pillar 2 guidance in the Capital target section. In SEK’s assessment, SEK has own funds that comfortably exceed both the internally estimated need of own funds and the total capital requirement calculated by the Swedish FSA.

In addition to the internal capital adequacy assessment process, an in-depth liquidity analysis is performed. During the planning period, the liquidity requirement and its composition in terms of liquidity requirements for different currencies, among other items, are evaluated to ensure the Company has adequate liquidity to implement the business plan and meet regulatory requirements. In SEK’s assessment, the Company has liquidity that exceeds liquidity needs during the planning period.

For supplementary and expanded information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2024”, which is available on the Company’s website (and does not form part of this annual report).

Detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite

Credit risk

Credit risk is the risk of losses due to the failure to fulfill a credit (or an arrangement similar to that of a credit). Credit risk includes the risk of default (comprises derivatives), concentration risk and country risk.

The overall strategy is for gross credit risks that arise out of the business strategy to be reduced and transferred to thereafter be contained within risk appetite. The credit portfolio shall maintain a high credit quality. SEK has a significant but natural concentration of risk in relation to the Swedish export industry, individual clients and specific sectors in which Sweden has developed export business. The concentration for counterparties is acceptable, but ongoing efforts are to be made to reduce concentration risks when possible. Credit risks are transferred using risk mitigation solutions such as guarantees and credit risk hedges when justifiable in terms of profitability.

To reduce credit risks, credit granting takes place responsibly and is based on adequate knowledge of SEK’s counterparties (including the financial impact of ESG factors) and their owners, and is in compliance with the owner instruction assignment.

SEK’s mission naturally entails certain concentration risks, such as single name concentration. The Company’s extensive use of guarantees results in a high proportion of exposures towards sovereigns. Total net risk is mainly limited to counterparties with high creditworthiness. SEK’s liquidity portfolio is invested in securities with high credit quality and preferably short maturities.

SEK is to ensure a high quality credit portfolio through a robust credit assessment based on a risk-based selection of counterparties, adequate counterparty knowledge, long-term relationships and risk mitigation of risk filled exposures.

Liquidity risk

Liquidity risk refers to the risk that SEK is unable to meet its payment commitments. Liquidity risk consists of financing risk, which is the risk of, within a defined period of time, the Company not being able to refinance its commitments or that its commitments are refinanced at a significantly higher cost. Liquidity risk also includes currency risk, which can impact liquidity in the short- and long-term through its impact on cash flows, financing costs or the value of assets and liabilities in foreign currencies, as well as off-balance-sheet-risk, which includes unexpected withdrawals from off-balance-sheet items.

The overall strategy is to reduce liquidity risks that arise from the business strategy. SEK should strive for a high level of diversification of its financing and ensure that financing is available for all credit commitments — both outstanding credits and agreed but not yet disbursed credits.

SEK’s liquidity investments should primarily consist of high quality assets and SEK should avoid selling assets prematurely by investing in liquidity investments at an overall level with maturities that are aligned with the expected timing of payments.

SEK is dependent on capital markets for its funding. In order to handle the effects of potential market disruptions, such as significantly higher financing costs, SEK has secured the funding for all its credit commitments, including those agreed but not yet disbursed. On an overall level available funding has a longer remaining maturity than credit commitments.

In addition, SEK’s strong liquidity position enables the Company to effectively manage potential periods of stress.

SEK shall maintain good liquidity capacity to manage periods of stress. SEK shall uphold long-term financial stability by ensuring a good maturity matching.

Market risk

Market risk is defined as the risk of the Company’s results, capital or value being affected in an adverse manner from changes in the financial markets, such as movements in interest rates, foreign exchange rates, basis spreads or credit spreads. Value encompasses both accounting value and economic value.

The overall strategy is to reduce the market risks arising from the business strategy, where SEK shall implement a sound balance between precision and cost of hedging the risks. Imbalances in borrowing versus lending and volatility in future earnings shall be reduced. Assets and liabilities shall, as a general rule be held to maturity. Under normal conditions, the majority of the interest rate risk in CIRR lending should be hedged.

SEK’s business model entails exposures to market movements, mainly interest rates, credit spreads and exchange rates. SEK’s market risk is largely hedged through derivatives. The resulting counterparty credit risk is mitigated through netting and collateral agreements.

SEK aims for low volatility in earnings and own funds due to market movements, low gap risk and low interest rate risk in the CIRR portfolio.

Risk class	Risk management	Risk profile	Risk appetite

Operational risk

Operational risk is the risk of losses resulting from inappropriate, inadequate or failed internal processes or procedures, systems, human error, or from external events. Operational risk includes ICT, security, crisis and continuity, third-party, transaction management, reporting and legal risks as well as model risks.

For the evaluation of operational risks, the likelihood of financial, reputational or compliance impact is assessed.

The overall strategy is to reduce operational risks that arise out of the business strategy. Costs to reduce operational risks must be in reasonable proportion to the expected impact of the risk reduction measures

Risk reduction takes place primarily through effective and well-documented internal processes for risk management such as risk and control self-assessments, the incident management process, the new product approval process (NPAP) and the procurement process, an efficient control environment and continuous training of all personnel to ensure a comprehensive understanding of the risk framework and responsibility of every employee.

Operational risks are inherent in all of SEK’s operations and can have financial, regulatory and reputational impact. The most significant operational risks are within the ICT and security risk area.

The majority of reported incidents are minor events that are resolved promptly within the relevant function.

SEK shall promptly reduce critical and high operational risks and limit operational losses resulting from incidents.

Business and strategic risk

Business and strategic risk is defined as the risk of an event taking place that impacts the ability of the business to achieve set goals.

Business and strategic risk includes business environment risk, public policy assignment risk and risks related to organizational resilience.

The overall strategy is to reduce business and strategic risk through the strategy process resulting in the business plan.

SEK’s strategic risks mainly arise through changes in the Company’s operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.

Other risks are related to SEK’s public policy assignment and its ability to create a resilient organization that adapts to changing business environments and delivers on the Company’s business goals.

SEK does not have a specific risk appetite for business and strategic risk.

Risk class	Risk management	Risk profile	Risk appetite

Environmental and Social risk (impact) (“Sustainability risk”)

Environment and social risk from an impact perspective (“Sustainability risk”) is defined by SEK as the risk that SEK’s operations directly or indirectly impact their surroundings negatively with respect to the environment and social issues, for example, in relation to human rights and working conditions. Human rights include the rights of the child. Working conditions includes gender equality and diversity.

It is primarily through SEK’s lending activities that the operations have a significant (gross) impact on environmental and social issues.

The overall strategy is to reduce environmental and social risk that arise out of the business strategy. SEK shall manage conflicts between financial, social and environmental goals to the best of its ability without significantly harming any of the goals.

Risk reduction takes place primarily through effective and well-documented internal processes for risk management and an effective control environment, a responsible approach to environmental risks during the entirety of the loan’s term and continuous training of all relevant personnel to ensure a comprehensive understanding of environmental and social risks in the risk framework.

SEK is indirectly exposed to environmental and social risks in connection with its lending activities. A high inherent risk may arise when financing large projects or businesses in countries and/or sectors with high sustainability risk. Countries are assessed according to the risk of negative impacts on human rights, including working conditions.

SEK shall not enter into transactions that do not meet the international guidelines that SEK has committed to and that are specified in SEK’s sustainable finance policy. SEK can enter into transactions with high gross risks provided that these risks are reduced to an acceptable level during the maturity of the loan. For transactions with high gross risks, the development of the risk profile shall be regularly followed-up and compared to the requirements that were stipulated when SEK entered into the transaction.

Governance risk

Governance risk is the risk that SEK’s operations directly or indirectly impact or are impacted by governance-related issues. Examples of areas included are business conduct and financial crime. Business conduct includes tax transparency and financial crime includes corruption.

The overall strategy is to avoid and reduce governance risks that arise out of the business strategy.

SEK is to reduce governance risks through effective and well-documented internal processes for risk management and an efficient control environment. SEK should take a responsible approach to governance risks through the entire term of the loan and continuously train relevant personnel to ensure a comprehensive understanding of managing governance risks in the risk framework.

SEK is exposed to the risk of failing to comply with all relevant laws and regulations in the markets in which the Company operates. Countries and counterparties are assessed according to the risk of corruption or other financial crime as well as the risk of money laundering or terrorist financing and the risk of tax evasion.

SEK shall comply with all relevant laws and regulations regarding its operations, particularly with regard to the Company’s public role, state ownership and the regulations that govern the financial sector.